Supplementary Statement of Operations Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Geographic Information
Revenues:		$ 506	$ 34
Taiwan [Member]
Geographic Information
Revenues:		$ 506	$ 34